Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Increase in Cash Received Excluding Amounts Recognized (Details) - Contract liabilities [Member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Increase in Cash Received Excluding Amounts Recognized [Line Items]
Contract liabilities	€ 7,074	€ 7,519
Revenue recognized that was included in the contract liability balance at the beginning of the period	446	17,997
Increases due to cash received, excluding amounts recognized at the beginning of the period	€ 432	€ 1,795